Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.3%
De Grey Mining Ltd.(a)(b)	3,130,148	$2,683,803
Newcrest Mining Ltd.	1,290,751	21,411,474
St. Barbara Ltd.	2,257,927	2,159,831
West African Resources Ltd.(a)	2,813,517	2,600,428
Westgold Resources Ltd.	1,347,165	1,935,337
		30,790,873
Canada — 50.3%
Agnico Eagle Mines Ltd.	421,658	21,019,360
Alamos Gold Inc., Class A	958,264	7,328,850
Argonaut Gold Inc.(a)	940,142	2,575,832
B2Gold Corp.	2,493,697	9,877,574
Barrick Gold Corp.	3,849,801	73,171,684
Calibre Mining Corp.(a)(b)	1,116,343	1,179,743
Centerra Gold Inc.	585,760	4,310,262
Eldorado Gold Corp.(a)	482,577	4,340,530
Equinox Gold Corp.(a)	658,819	4,667,354
IAMGOLD Corp.(a)	1,292,530	3,976,393
Kinross Gold Corp.	2,887,012	17,130,652
Kirkland Lake Gold Ltd.	535,396	21,169,402
Lundin Gold Inc.(a)	240,867	1,962,836
New Gold Inc.(a)	1,895,205	2,759,467
Pretium Resources Inc.(a)	469,173	6,346,479
SSR Mining Inc.	515,249	9,353,497
Torex Gold Resources Inc.(a)	252,856	2,769,154
Wesdome Gold Mines Ltd.(a)	383,381	3,751,429
Wheaton Precious Metals Corp.	940,270	39,319,913
Yamana Gold Inc.	2,302,117	9,190,807
		246,201,218
China — 2.9%
Zijin Mining Group Co. Ltd., Class H	10,648,000	14,146,355

Indonesia — 0.8%
Aneka Tambang Tbk	23,396,600	3,755,630

Peru — 0.9%
Cia. de Minas Buenaventura SAA, ADR(a)	589,114	4,306,423

Russia — 5.6%
Polymetal International PLC	819,763	15,341,712
Polyus PJSC	62,309	12,203,523
		27,545,235
South Africa — 10.5%
AngloGold Ashanti Ltd.	953,914	20,391,144
Security	Shares	Value

South Africa (continued)
DRDGOLD Ltd.	1,789,439	$1,652,366
Gold Fields Ltd.	2,020,878	23,260,285
Harmony Gold Mining Co. Ltd.	1,405,918	6,020,025
		51,323,820
Turkey — 0.3%
Koza Altin Isletmeleri AS(a)(b)	157,862	1,465,608

United Kingdom — 1.2%
Centamin PLC	3,116,008	4,028,994
Hochschild Mining PLC	1,092,574	1,915,145
		5,944,139
United States — 20.8%
Coeur Mining Inc.(a)(b)	685,963	3,841,393
McEwen Mining Inc.(a)(b)	1,567,301	1,551,628
Newmont Corp.	1,753,744	96,315,620
		101,708,641
Total Common Stocks — 99.6%
(Cost: $495,994,111)		487,187,942

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	3,699,073	3,700,553
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	500,000	500,000
		4,200,553
Total Short-Term Investments — 0.9%
(Cost: $4,199,500)		4,200,553

Total Investments in Securities — 100.5%
(Cost: $500,193,611)		491,388,495

Other Assets, Less Liabilities — (0.5)%		(2,470,688)

Net Assets — 100.0%		$488,917,807

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,683,523	$—		$(1,982,659	)(a)	$(100)	$(211)	$3,700,553	3,699,073	$23,853	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	370,000	(a)	—		—	—	500,000	500,000	4		—
						$(100)	$(211)	$4,200,553		$23,857		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	10	12/16/21	$1,951	$(25,100)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$354,131,427	$133,056,515	$—	$487,187,942
Money Market Funds	4,200,553	—	—	4,200,553
	$358,331,980	$133,056,515	$—	$491,388,495
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,100)	$—	$—	$(25,100)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

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